Affiliated Companies and Other Equity-Method Investees	12 Months Ended
Mar. 31, 2011
Affiliated Companies and Other Equity-Method Investees
Affiliated Companies and Other Equity-Method Investees

19. Affiliated companies and other equity-method investees:

Nomura's significant affiliated companies and other equity-method investees include JAFCO Co., Ltd. ("JAFCO"), Nomura Research Institute, Ltd. ("NRI"), Nomura Land and Building Co., Ltd. ("NLB"), Fortress Investment Group LLC ("Fortress") and Chi-X Europe Limited ("Chi-X Europe").

JAFCO Co., Ltd.—

JAFCO, which is a listed company in Japan, manages various venture capital funds and provides private equity-related investment services to portfolio companies.

Nomura recognized impairment losses of ¥13,618 million against its investment in JAFCO for the year ended March 31, 2009. The share price of JAFCO declined significantly during 2009 as the Japanese stock market slowed down and this decline was determined to be other-than-temporary in nature. The loss was classified within Non-interest expenses—Other in the consolidated statements of operations.

As of March 31, 2011, Nomura's ownership of JAFCO was 24.1% and there was no remaining equity method goodwill included in the carrying amount of the investment.

Nomura Research Institute, Ltd.—

NRI develops and manages computer systems and provides research services and management consulting services. One of the major clients of NRI is Nomura.

For the year ended March 31, 2009, Nomura sold ¥38,419 million worth of software and computer equipment to NRI.

As of March 31, 2011, Nomura's ownership of NRI was 38.5% and the remaining balance of equity method goodwill included in the carrying value of the investment was ¥56,934 million ($688 million).

Nomura Land and Building Co., Ltd.—

NLB owns certain of Nomura's leased office space in Japan. The lease transactions with Nomura are disclosed in Note 20 "Commitments, contingencies and guarantees".

Nomura Real Estate Holdings, Inc. which is a subsidiary of NLB, is a listed company in the First Section of the Tokyo Stock Exchange.

As of March 31, 2011, Nomura's ownership of NLB was 38.5% and the remaining balance of equity method goodwill included in the carrying amount of the investment was ¥1,485 million ($18 million).

NLB became a consolidated subsidiary of Nomura on May 24, 2011. See Note 10, "Business combinations" for more information.

Fortress Investment Group LLC—

Fortress is a global investment management firm. Fortress raises, invests and manages private equity funds, hedge funds and publicly traded alternative investment vehicles. The investment in Fortress is treated as an investment in a limited partnership and is accounted for by the equity method of accounting.

For the year ended March 31, 2009, Nomura recognized an impairment loss of ¥81,248 million against its investment in Fortress. The share price of Fortress had declined significantly during 2008 as the U.S. stock market slowed down and this decline was determined to be other-than-temporary in nature. The loss was classified within Non-interest expenses—Other in the consolidated statements of operations.

In May 2009, Fortress sold 46,000,000 Class A shares in a public offering and Nomura purchased 5,400,000 of these shares, at the public offering price.

As of March 31, 2011, Nomura's ownership of Fortress was 11.5% and there was no remaining equity method goodwill included in the carrying value of the investment.

Chi-X Europe Limited—

Chi-X Europe was a consolidated subsidiary of Nomura until December 31, 2009. On December 31, 2009, nonvoting shares issued by Chi-X Europe to third parties were converted into voting shares. As a result, Nomura's voting interest fell to 34% and Nomura ceased to have a controlling financial interest in Chi-X Europe, which was subsequently deconsolidated and accounted for under the equity method from December 31, 2009.

As part of the deconsolidation process, a gain of ¥3,074 million was recognized which is reported in the consolidated statements of operations within Revenue – Other. The gain resulted from a difference between the book value of the net assets of Chi-X Europe and the fair value of the retained investment in the company.

The fair value of the retained investment in Chi-X Europe was estimated using a combination of market and income approaches. The market approach was based on the "Guideline Public Company Method" whereby market multiples are derived from quoted market prices of publicly traded companies engaged in the same or similar line of business to Chi-X Europe. Under the income approach, a discounted cash flow method was used.

On February 18, 2011, BATS Global Markets, Inc. ("BATS") entered into a definitive agreement to acquire a 100% of the outstanding stock of Chi-X Europe. The transaction is subject to regulatory approval, and upon closing Nomura will exchange its shares in Chi-X Europe for approximately 7% (fully diluted) of the outstanding stock of BATS.

Summary financial information—

A summary of financial information for JAFCO, NRI and NLB is as follows:

	Millions of yen		Translation into millions of U.S. dollars
	March 31
	2010	2011	2011
Total assets	¥2,020,517	¥2,096,554	$25,333
Total liabilities	1,474,284	1,521,653	18,386

	Millions of yen			Translation into millions of U.S. dollars
	Year ended March 31
	2009	2010	2011	2011
Net revenues	¥530,181	¥526,350	¥590,985	$7,141
Non-interest expenses	498,104	482,573	535,564	6,471
Net income attributable to the companies	2,598	22,779	29,392	355

A summary of financial information for Fortress is as follows:

	Millions of yen		Translation into millions of U.S. dollars
	March 31
	2010(1)	2011(1)	2011
Total assets	¥154,471	¥172,677	$2,086
Total liabilities	98,711	95,396	$1,153

	Millions of yen			Translation into millions of U.S. dollars
	Year ended March 31
	2009(1)	2010(1)	2011(1)	2011
Net revenues	¥38,702	¥57,602	¥89,710	$1,084
Non-interest expenses	150,079	144,868	154,161	1,863
Net income (loss) attributable to the company	(32,458)	(23,651)	(24,400)	(295)

(1)	Financial information for Fortress is as of its fiscal years ended December 31, 2008, 2009 and 2010, respectively. Nomura records its share of Fortress's earnings on a three-month lag.

A summary of balances and transactions with affiliated companies and other equity-method investees, except for lease transactions with NLB, which are disclosed in Note 20, "Commitments, contingencies and guarantees", is presented below:

	Millions of yen		Translation into millions of U.S. dollars
	March 31
	2010	2011	2011
Investments in affiliated companies	¥247,641	¥260,339	$3,146
Advances to affiliated companies	3,632	12,766	154

	Millions of yen			Translation into millions of U.S. dollars
	Year ended March 31
	2009	2010	2011	2011
Revenues	¥865	¥362	¥3,056	$37
Non-interest expenses	43,750	58,219	52,796	638
Purchase of software and tangible assets	44,602	25,954	20,945	253

In addition to the above, the sale of tangible fixed assets to affiliates companies for the year ended March 31, 2009 was ¥38,420 million.

The aggregate carrying amount and fair value of investments in affiliated companies and other equity-method investees for which a quoted market price is available are as follows:

	Millions of yen		Translation into millions of U.S. dollars
	March 31
	2010	2011	2011
Carrying amount	¥176,351	¥182,109	$2,200
Fair value	216,932	198,439	2,398

Equity in earnings of equity-method investees, including those above, was a loss of ¥5,534 million, gain of ¥12,924 million and gain of ¥11,602 million ($140 million) for the years ended March 31, 2009, 2010 and 2011, respectively. Equity in earnings of equity-method investees are included within Revenue—Other in the consolidated statements of operations. Dividends from equity-method investees for the years ended March 31, 2009, 2010 and 2011 were ¥7,308 million, ¥4,827 million and ¥4,802 million ($58 million), respectively.